STOCK OPTIONS AND WARRANTS - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices	$ 0.08	$ 0.06	$ 0.07	$ 0.07
Options outstanding and exercisable Number of shares	10,226,776	9,320,000	8,320,000	8,570,000
Options outstanding and exercisable Remaining contractual life	2 years 6 months 7 days	1 year 5 months 23 days
Option exercise price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.07
Options outstanding and exercisable Number of shares		550,000
Options outstanding and exercisable Remaining contractual life		2 years 8 months 23 days
Option exercise price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.06
Options outstanding and exercisable Number of shares		535,000
Options outstanding and exercisable Remaining contractual life		2 years 8 months 12 days
Option exercise price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.05
Options outstanding and exercisable Number of shares		800,000
Options outstanding and exercisable Remaining contractual life		2 years 1 month 28 days
Option exercise price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.10
Options outstanding and exercisable Number of shares		500,000
Options outstanding and exercisable Remaining contractual life		1 year 8 months 1 day
Option exercise price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.02
Options outstanding and exercisable Number of shares		2,000,000
Options outstanding and exercisable Remaining contractual life		1 year 5 months 26 days
Option exercise price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.07
Options outstanding and exercisable Number of shares		1,500,000
Options outstanding and exercisable Remaining contractual life		1 year 5 months 1 day
Option exercise price 7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.07
Options outstanding and exercisable Number of shares		1,535,000
Options outstanding and exercisable Remaining contractual life		1 year 4 months 20 days
Option exercise price 8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.07
Options outstanding and exercisable Number of shares		800,000
Options outstanding and exercisable Remaining contractual life		1 year 18 days
Option exercise price 9 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices		$ 0.05
Options outstanding and exercisable Number of shares		1,100,000
Options outstanding and exercisable Remaining contractual life		1 month 24 days
October 23, 2015 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date		Oct. 23, 2015
Expiry Date		Oct. 23, 2020
Exercise prices		$ 0.05
Options outstanding and exercisable Number of shares		1,100,000
Options outstanding and exercisable Remaining contractual life		1 month 24 days
September 19, 2016 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Sep. 19, 2016	Sep. 19, 2016
Expiry Date	Sep. 19, 2021	Sep. 19, 2021
Exercise prices	$ 0.07	$ 0.07
Options outstanding and exercisable Number of shares	700,000	800,000
Options outstanding and exercisable Remaining contractual life	6 months 21 days	1 year 18 days
January 20, 2017 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Jan. 20, 2017	Jan. 20, 2017
Expiry Date	Jan. 20, 2022	Jan. 20, 2022
Exercise prices	$ 0.07	$ 0.07
Options outstanding and exercisable Number of shares	1,200,000	1,535,000
Options outstanding and exercisable Remaining contractual life	10 months 20 days	1 year 4 months 20 days
January 31, 2017 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Jan. 31, 2017	Jan. 31, 2017
Expiry Date	Jan. 31, 2022	Jan. 31, 2022
Exercise prices	$ 0.07	$ 0.07
Options outstanding and exercisable Number of shares	1,250,000	1,500,000
Options outstanding and exercisable Remaining contractual life	11 months 1 day	1 year 5 months 1 day
May 2, 2017 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	May 02, 2017	May 02, 2017
Expiry Date	May 02, 2022	May 02, 2022
Exercise prices	$ 0.10	$ 0.10
Options outstanding and exercisable Number of shares	500,000	500,000
Options outstanding and exercisable Remaining contractual life	1 year 2 months 1 day	1 year 8 months 1 day
October 27, 2017 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Oct. 27, 2017	Oct. 27, 2017
Expiry Date	Oct. 27, 2022	Oct. 27, 2022
Exercise prices	$ 0.05	$ 0.05
Options outstanding and exercisable Number of shares	800,000	800,000
Options outstanding and exercisable Remaining contractual life	1 year 7 months 28 days	2 years 1 month 28 days
May 11, 2018 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	May 11, 2018	May 11, 2018
Expiry Date	May 11, 2023	May 11, 2023
Exercise prices	$ 0.06	$ 0.06
Options outstanding and exercisable Number of shares	500,000	535,000
Options outstanding and exercisable Remaining contractual life	2 years 2 months 12 days	2 years 8 months 12 days
May 22, 2018 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	May 22, 2018	May 22, 2018
Expiry Date	May 22, 2023	May 22, 2023
Exercise prices	$ 0.07	$ 0.07
Options outstanding and exercisable Number of shares	550,000	550,000
Options outstanding and exercisable Remaining contractual life	2 years 2 months 23 days	2 years 8 months 23 days
February 25, 2020 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Feb. 25, 2020	Feb. 25, 2020
Expiry Date	Feb. 25, 2022	Feb. 25, 2022
Exercise prices	$ 0.02	$ 0.02
Options outstanding and exercisable Number of shares	226,776	2,000,000
Options outstanding and exercisable Remaining contractual life	11 months 26 days	1 year 5 months 26 days
December 14, 2020 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Dec. 14, 2020
Expiry Date	Dec. 14, 2025
Exercise prices	$ 0.05
Options outstanding and exercisable Number of shares	2,100,000
Options outstanding and exercisable Remaining contractual life	4 years 9 months 14 days
January 28, 2021 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Jan. 28, 2021
Expiry Date	Jan. 28, 2026
Exercise prices	$ 0.14
Options outstanding and exercisable Number of shares	2,000,000
Options outstanding and exercisable Remaining contractual life	4 years 11 months 1 day
February 4, 2021 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Feb. 04, 2021
Expiry Date	Feb. 04, 2026
Exercise prices	$ 0.18
Options outstanding and exercisable Number of shares	100,000
Options outstanding and exercisable Remaining contractual life	4 years 11 months 8 days
February 5, 2021 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Issue Date	Feb. 05, 2021
Expiry Date	Feb. 05, 2026
Exercise prices	$ 0.18
Options outstanding and exercisable Number of shares	300,000
Options outstanding and exercisable Remaining contractual life	4 years 11 months 8 days